Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Advertising expenses | $	$ 800		$ 5,700	$ 900
Employee benefits expenses | $	800		1,800	$ 900
Underpayment of taxes	13,700	¥ 100,000
Accrued income tax payable | $	$ 9		$ 9
Number of reportable segment (in Segment) | Segment	1	1
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share)	$ 0.03		$ 0.17
Exercise price (in Dollars per share)	$ 11.5
Warrants issued (in Shares) | shares	350,000
Representative Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share)	$ 0.06		$ 0.33
Exercise price (in Dollars per share)	$ 12
Warrants issued (in Shares) | shares	690,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants issued (in Shares) | shares	13,800,000